Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	$ 155,834	$ 158,607
Acquisition Cost
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	89,272	89,272
Accumulated Amortization
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	(37,534)	(34,761)
Net Book Value
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	51,738	54,511
Port terminal operating rights | Acquisition Cost
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	53,152	53,152
Port terminal operating rights | Accumulated Amortization
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	(13,835)	(12,837)
Port terminal operating rights | Net Book Value
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	39,317	40,315
Customer relationships | Acquisition Cost
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	36,120	36,120
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	(23,699)	(21,924)
Customer relationships | Net Book Value
Disclosure of detailed information about intangible assets [Line items]
Intangible assets	$ 12,421	$ 14,196